Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Revenues	$ 936,588	$ 487,963	$ 2,659,943	$ 1,100,539
Cost of revenues	597,233	433,321	2,222,988	1,587,823
Gross margin (loss)	339,355	54,642	436,955	(487,284)
Operating costs and expenses:
Selling, general and administrative	1,427,850	1,222,074	5,106,219	5,411,728
Research and development	79,244	92,643	409,111	425,446
Total operating costs and expenses	1,507,094	1,314,717	5,515,330	5,837,174
Loss from operations	(1,167,739)	(1,260,075)	(5,078,375)	(6,324,458)
Other (expense) income:
Debt conversion expense			(13,713,767)	0
Interest expense	(1,128,878)	(82,219)	(784,454)	(72,861)
Other income, net	953	0	(8,078)	0
Change in fair value of derivatives	0	18,757	20,848	16,486
Loss before provision for income taxes	(2,295,664)	(1,323,537)	(19,563,826)	(6,380,833)
Provision for income taxes	(1,600)	0	(1,600)	(1,600)
Net loss	(2,297,264)	(1,323,537)	(19,565,426)	(6,382,433)
Preferred stock beneficial conversion charge	(741,786)	0
Undeclared cumulative preferred dividends	(27,723)	0	0	0
Net loss attributable to common stockholders	$ (3,066,773)	$ (1,323,537)	$ (19,565,426)	$ (6,382,433)
Net loss attributable to common stockholders - basic and diluted	$ (0.05)	$ (0.03)	$ (0.40)	$ (0.17)
Weighted average shares outstanding - basic and diluted	59,989,321	38,062,826	48,850,513	37,760,628